Financial assets, liabilities and financial result (excluding Orange Bank) - Market value of derivatives - Additional information (Details) - Telecom activities, operating segment [member] - Operating segments [member] - EUR (€)
€ in Millions
12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about financial instruments [line items]
Derivatives held for trading	€ (282)	€ (128)	€ 98
Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Foreign exchange effect	125	1,254	1,527
Economic hedges [member]
Disclosure of detailed information about financial instruments [line items]
Derivatives held for trading	€ (203)	€ (152)	€ 82